World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2013

Dates Covered
Collections Period	02/01/13 - 02/28/13
Interest Accrual Period	02/15/13 - 03/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/13	326,362,519.77	26,116
Yield Supplement Overcollateralization Amount at 01/31/13	10,491,194.24	0

Receivables Balance at 01/31/13	336,853,714.01	26,116
Principal Payments	14,775,586.11	557
Defaulted Receivables	744,243.33	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/13	9,777,183.59	0

Pool Balance at 02/28/13	311,556,700.98	25,516

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	5,088,083.85	346
Past Due 61-90 days	1,075,606.39	73
Past Due 91 + days	255,244.58	21

Total	6,418,934.82	440

Total 31+ Delinquent as % Ending Pool Balance	2.06%

Recoveries	512,191.15

Aggregate Net Losses/(Gains) - February 2013	232,052.18

Overcollateralization Target Amount	18,693,402.06
Actual Overcollateralization	18,693,402.06

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	5.89%
Weighted Average Remaining Term	36.65

Flow of Funds	$ Amount

Collections	16,221,781.33
Advances	(18,456.01)
Investment Earnings on Cash Accounts	1,186.08
Servicing Fee	(280,711.43)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	15,923,799.97

Distributions of Available Funds
(1) Class A Interest	324,024.19
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	13,917,469.66
(9) Distribution to Certificateholders	1,584,637.00
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	15,923,799.97

Servicing Fee	280,711.43
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 02/15/13	306,780,768.58
Principal Paid	13,917,469.66
Note Balance @ 03/15/13	292,863,298.92

Class A-1
Note Balance @ 02/15/13	0.00
Principal Paid	0.00
Note Balance @ 03/15/13	0.00
Note Factor @ 03/15/13	0.0000000%

Class A-2
Note Balance @ 02/15/13	0.00
Principal Paid	0.00
Note Balance @ 03/15/13	0.00
Note Factor @ 03/15/13	0.0000000%

Class A-3
Note Balance @ 02/15/13	130,052,768.58
Principal Paid	13,917,469.66
Note Balance @ 03/15/13	116,135,298.92
Note Factor @ 03/15/13	54.5236145%

Class A-4
Note Balance @ 02/15/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	127,995,000.00
Note Factor @ 03/15/13	100.0000000%

Class B
Note Balance @ 02/15/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	24,366,000.00
Note Factor @ 03/15/13	100.0000000%

Class C
Note Balance @ 02/15/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	24,367,000.00
Note Factor @ 03/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	421,693.31
Total Principal Paid	13,917,469.66

Total Paid	14,339,162.97

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	120,298.81
Principal Paid	13,917,469.66

Total Paid to A-3 Holders	14,037,768.47

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5279561
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.4245421

Total Distribution Amount	17.9524982

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5647831
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	65.3402331

Total A-3 Distribution Amount	65.9050162

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 01/31/13	70,785.26
Balance as of 02/28/13	52,329.25
Change	(18,456.01)

Reserve Account
Balance as of 02/15/13	2,064,965.17
Investment Earnings	138.04
Investment Earnings Paid	(138.04)
Deposit/(Withdrawal)	—
Balance as of 03/15/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17